Rule 497(e)
Registration Nos. 333-125751 and 811-21774

First Trust Exchange-Traded Fund

(the “Trust”)

FT Vest Bitcoin Strategy Floor15 ETF – July

(the “Fund”)

Supplement To the Fund’s Prospectus and Statement of Additional Information

Dated August 19, 2025

Notwithstanding anything to the contrary in the Fund’s prospectus and statement of additional information, pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before June 18, 2027.

Please Keep this Supplement with your Fund Prospectus

and Statement of Additional Information for Future Reference